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Metropolitan Life Insurance Company
One Financial Center
Boston, Massachusetts 02111

November 21, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  MetLife Investors Variable Life Account One
     File Nos. 333-200254 and 811-07971
     Rule 497(j) Certification

Commissioners:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife Investors Variable Life Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement, being used for the Modified Single Premium variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (b) of Rule 497 does not differ from the Prospectus Supplement for that product contained in the registration statement for the Account filed electronically with the Commission on November 17, 2014.

Please call the undersigned at (617) 578-2053 with any questions.

Sincerely,

/s/ John M. Richards, Esq.
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John M. Richards, Esq.
Assistant General Counsel